Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$9,194	$—	$—	$9,194
Commercial paper	—	22,549	—	22,549
Corporate bonds	—	10,797	—	10,797
Government bonds	—	17,802	—	17,802
Government agency debt securities (1)	—	3,982	—	3,982

Total financial assets measured at fair value	$9,194	$55,130	$—	$64,324

Liabilities (2) :
Public Warrants	$151	$—	$—	$151
PIPE Warrants	—	175	—	175

Total financial liabilities measured at fair value	$151	$175	$—	$326

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$32,310	$—	$—	$32,310
Commercial paper	—	49,136	—	49,136
Corporate bonds	—	19,480	—	19,480
Government bonds	—	18,082	—	18,082
Foreign bonds	—	3,717	—	3,717

Total financial assets measured at fair value	$32,310	$90,415	$—	$122,725

Liabilities (2) :
Public Warrants	$3,527	$—	$—	$3,527
Private Placement Warrants	—	166	—	166
PIPE Warrants	—	4,608	—	4,608

Total financial liabilities measured at fair value	$3,527	$4,774	$—	$8,301

(1)	They are included in cash and cash equivalents on the consolidated balance sheets as of December 31, 2022 and 2021.
(2)	See the definition and discussion of Public Warrants, Private Placement Warrants and PIPE Warrants in Note 11.

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]	The key inputs into the binomial lattice model for the PIPE Warrants at the initial measurement were as follows:

August 11, 2021
Expected term (in years)	5.01
Expected volatility	18.90%
Risk-free interest rate	0.81%
Dividend yield	—

Summary of Changes in Fair Value of Warrant Liabilities
The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities for the years ended December 31, 2022 and 2021 (in thousands):

	Public Warrants	Private Placement Warrants	PIPE Warrants	Total Warrant Liabilities
Balance, December 31, 2020	$—	$—	$—	$—
Assumption in Business Combination	3,557	168	4,647	8,372
Change in fair value upon remeasurement (1)	(30)	(2)	(39)	(71)

Balance, December 31, 2021	3,527	166	4,608	8,301
Change in fair value upon remeasurement (1)	(3,354)	(157)	(4,379)	(7,890)
Repurchase (Note 9)	(22)	(9)	(54)	(85)

Balance, December 31, 2022	$151	$—	$175	$326

(1)	The change in fair value of the warrant liabilities was recognized in other income (expense), net within the consolidated statements of operations and comprehensive loss.

Schedule of Marketable Securities by Security Type
The following tables provide the Company’s marketable securities by security type (in thousands):

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$22,549	$—	$—	$22,549
Corporate bonds	10,817	1	(21)	10,797
Government bonds	18,023	—	(221)	17,802

Total short-term marketable securities	$51,389	$1	$(242)	$51,148

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$49,136	$—	$—	$49,136
Corporate bonds	15,920	4	(17)	15,907
Foreign bonds	3,725	—	(8)	3,717

Total short-term marketable securities	$68,781	$4	$(25)	$68,760

Government bonds	$18,165	$—	$(83)	$18,082
Corporate bonds	3,588	—	(15)	3,573

Total long-term marketable securities	$21,753	$—	$(98)	$21,655

Schedule Of Unrealized Loss On Investments
The following table indicates the length of the time that individual securities have been in a continuous unrealized loss position (dollars in thousands):

	As of December 31, 2022			As of December 31, 2021
		Less Than 12 Months			Less Than 12 Months
	Number of Investments	Fair Value	Unrealized Losses	Number of Investments	Fair Value	Unrealized Losses
Corporate bonds	4	$9,719	$21	5	$12,572	$32
Government bonds	3	17,801	221	3	18,082	83
Foreign bonds	—	—	—	2	3,717	8

Total	7	$27,520	$242	10	$34,371	$123